Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 62,951,607	$ 229,660,148
Short-term investments	200,350,000
Accounts receivable	89,708
Inventories	3,822
Prepayments and other current assets	5,749,260	954,506
Total current assets	269,144,397	230,614,654
Investments in equity investees	3,149,855	1,650,348
Prepayments for equipment	275,853	126,411
Property and equipment, net	20,494,482	11,853,764
Intangible assets, net	321,566	20,089
Long term deposits	556,738	306,825
Value added tax recoverable	8,044,258	5,062,137
Total assets	301,987,149	249,634,228
Current liabilities:
Short-term borrowings	3,642,616
Accounts payable	37,432,035	8,967,685
Other payables	7,766,843	3,101,459
Total current liabilities	48,841,494	12,069,144
Deferred income	2,063,942	2,394,124
Total liabilities	50,905,436	14,463,268
Commitments and contingencies (Note 19)
Shareholders' equity
Ordinary shares (par value of US$0.00006 per share; 83,333,333 shares authorized, 49,912,570 and 58,006,967 shares issued and outstanding as of December 31,2017 and 2018, respectively)	3,481	2,995
Subscription receivable		(18)
Additional paid-in capital	498,043,011	345,269,688
Accumulated deficit	(249,626,508)	(110,551,613)
Accumulated other comprehensive income	2,661,729	449,908
Total shareholders' equity	251,081,713	235,170,960
Total liabilities and shareholders' equity	$ 301,987,149	$ 249,634,228